Share-Based Payment Transactions (Details) - Schedule of fair value for Share Options granted - $ / shares	1 Months Ended				12 Months Ended
	Feb. 02, 2022	Jan. 03, 2022	Dec. 31, 2019	Oct. 10, 2019	Dec. 31, 2022
Schedule of fair value for Share Options granted [Abstract]
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility (%)	133.00%	134.00%	73.00%	70.00%	76.00%
Risk-free interest rate (%)	2.00%	1.46%	1.91%	1.67%	2.61%
Expected life of share options (years)	6 years	6 years	9 years 9 months 10 days	10 years	10 years
Underlying ordinary share price (in Dollars per share)	$ 4.99	$ 6.73	$ 78.12	$ 154